Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2017
Loans
Loans
end of	2Q17	1Q17	4Q16
Loans (CHF million)
Mortgages	105,433	104,675	104,335
Loans collateralized by securities	40,277	39,460	37,268
Consumer finance	4,025	4,009	3,490
Consumer	149,735	148,144	145,093
Real estate	26,144	26,231	26,016
Commercial and industrial loans	80,405	82,706	83,740
Financial institutions	14,575	16,061	17,921
Governments and public institutions	4,036	4,236	4,273
Corporate & institutional	125,160	129,234	131,950
Gross loans	274,895	277,378	277,043
of which held at amortized cost	258,268	258,766	257,515
of which held at fair value	16,627	18,612	19,528
Net (unearned income)/deferred expenses	(113)	(109)	(129)
Allowance for loan losses	(917)	(899)	(938)
Net loans	273,865	276,370	275,976
Gross loans by location (CHF million)
Switzerland	158,441	159,249	158,766
Foreign	116,454	118,129	118,277
Gross loans	274,895	277,378	277,043
Impaired loan portfolio (CHF million)
Non-performing loans	1,029	985	1,236
Non-interest-earning loans	228	222	265
Non-performing and non-interest-earning loans	1,257	1,207	1,501
Restructured loans	344	365	358
Potential problem loans	639	639	613
Other impaired loans	983	1,004	971
Gross impaired loans	2,240	2,211	2,472

Allowance for loan losses
Allowance for loan losses by loan portfolio
	2Q17			1Q17			2Q16
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	217	682	899	216	722	938	197	765	962
Net movements recognized in statements of operations	14	56	70	17	49	66	7	(20)	(13)
Gross write-offs	(17)	(36)	(53)	(14)	(85)	(99)	(22)	(86)	(108)
Recoveries	2	7	9	6	6	12	2	9	11
Net write-offs	(15)	(29)	(44)	(8)	(79)	(87)	(20)	(77)	(97)
Provisions for interest	3	2	5	(8)	2	(6)	2	2	4
Foreign currency translation impact and other adjustments, net	(4)	(9)	(13)	0	(12)	(12)	1	6	7
Balance at end of period	215	702	917	217	682	899	187	676	863
of which individually evaluated for impairment	172	540	712	177	512	689	141	482	623
of which collectively evaluated for impairment	43	162	205	40	170	210	46	194	240
Gross loans held at amortized cost (CHF million)
Balance at end of period	149,718	108,550	258,268	148,126	110,640	258,766	144,514	109,501	254,015
of which individually evaluated for impairment [1]	607	1,633	2,240	637	1,574	2,211	650	1,654	2,304
of which collectively evaluated for impairment	149,111	106,917	256,028	147,489	109,066	256,555	143,864	107,847	251,711
	6M17			6M16
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	216	722	938	216	650	866
Net movements recognized in statements of operations	31	105	136	7	106	113
Gross write-offs	(31)	(121)	(152)	(42)	(105)	(147)
Recoveries	8	13	21	5	29	34
Net write-offs	(23)	(108)	(131)	(37)	(76)	(113)
Provisions for interest	(5)	4	(1)	5	1	6
Foreign currency translation impact and other adjustments, net	(4)	(21)	(25)	(4)	(5)	(9)
Balance at end of period	215	702	917	187	676	863
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	2Q17			1Q17			2Q16
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	734	734	0	924	924	0	720	720
Reclassifications from loans held-for-sale [2]	0	0	0	0	0	0	0	47	47
Reclassifications to loans held-for-sale [3]	0	705	705	0	3,104	3,104	509	253	762
Sales [3]	0	907	907	0	2,789	2,789	0	30	30
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Purchases, reclassifications and sales (continued)
in	6M17			6M16
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	1,658	1,658	0	1,415	1,415
Reclassifications from loans held-for-sale [2]	0	0	0	0	125	125
Reclassifications to loans held-for-sale [3]	0	3,809	3,809	1,632	664	2,296
Sales [3]	0	3,696	3,696	0	30	30
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2Q17 (CHF million)
Mortgages	93,665	11,518	250	105,433
Loans collateralized by securities	36,864	3,298	115	40,277
Consumer finance	1,672	2,175	161	4,008
Consumer	132,201	16,991	526	149,718
Real estate	19,607	5,836	106	25,549
Commercial and industrial loans	38,786	32,626	1,371	72,783
Financial institutions	6,966	1,901	74	8,941
Governments and public institutions	1,214	57	6	1,277
Corporate & institutional	66,573	40,420	1,557	108,550
Gross loans held at amortized cost	198,774	57,411	2,083	258,268
Value of collateral [1]	185,289	47,260	1,482	234,031
4Q16 (CHF million)
Mortgages	92,533	11,613	189	104,335
Loans collateralized by securities	34,136	2,916	216	37,268
Consumer finance	1,164	2,119	184	3,467
Consumer	127,833	16,648	589	145,070
Real estate	19,594	5,878	84	25,556
Commercial and industrial loans	36,469	35,945	1,459	73,873
Financial institutions	9,695	1,887	107	11,689
Governments and public institutions	1,253	60	14	1,327
Corporate & institutional	67,011	43,770	1,664	112,445
Gross loans held at amortized cost	194,844	60,418	2,253	257,515
Value of collateral [1]	180,276	51,344	1,480	233,100
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2Q17 (CHF million)
Mortgages	103,714	1,488	15	41	175	1,719	105,433
Loans collateralized by securities	40,129	33	2	1	112	148	40,277
Consumer finance	3,348	445	41	40	134	660	4,008
Consumer	147,191	1,966	58	82	421	2,527	149,718
Real estate	24,941	536	3	12	57	608	25,549
Commercial and industrial loans	71,385	717	41	124	516	1,398	72,783
Financial institutions	8,752	115	2	2	70	189	8,941
Governments and public institutions	1,261	10	0	0	6	16	1,277
Corporate & institutional	106,339	1,378	46	138	649	2,211	108,550
Gross loans held at amortized cost	253,530	3,344	104	220	1,070	4,738	258,268
4Q16 (CHF million)
Mortgages	102,047	2,053	29	33	173	2,288	104,335
Loans collateralized by securities	36,953	93	1	1	220	315	37,268
Consumer finance	2,963	276	36	40	152	504	3,467
Consumer	141,963	2,422	66	74	545	3,107	145,070
Real estate	24,843	631	17	2	63	713	25,556
Commercial and industrial loans	72,002	854	127	131	759	1,871	73,873
Financial institutions	11,536	49	0	0	104	153	11,689
Governments and public institutions	1,268	44	1	0	14	59	1,327
Corporate & institutional	109,649	1,578	145	133	940	2,796	112,445
Gross loans held at amortized cost	251,612	4,000	211	207	1,485	5,903	257,515

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2Q17 (CHF million)
Mortgages	239	9	248	13	62	75	323	[1]
Loans collateralized by securities	102	16	118	0	2	2	120
Consumer finance	155	8	163	0	1	1	164
Consumer	496	33	529	13	65	78	607
Real estate	59	5	64	0	47	47	111
Commercial and industrial loans	440	147	587	331	524	855	1,442
Financial institutions	28	43	71	0	3	3	74
Governments and public institutions	6	0	6	0	0	0	6
Corporate & institutional	533	195	728	331	574	905	1,633
Gross impaired loans	1,029	228	1,257	344	639	983	2,240
4Q16 (CHF million)
Mortgages	190	11	201	13	40	53	254	[1]
Loans collateralized by securities	193	17	210	0	13	13	223
Consumer finance	180	4	184	0	1	1	185
Consumer	563	32	595	13	54	67	662
Real estate	62	5	67	0	19	19	86
Commercial and industrial loans	539	182	721	345	513	858	1,579
Financial institutions	58	46	104	0	27	27	131
Governments and public institutions	14	0	14	0	0	0	14
Corporate & institutional	673	233	906	345	559	904	1,810
Gross impaired loans	1,236	265	1,501	358	613	971	2,472
1
As of the end of 2Q17 and 4Q16, CHF 75 million and CHF 62 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
Gross impaired loan detail
end of	2Q17			4Q16
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	218	204	33	211	198	21
Loans collateralized by securities	117	106	45	209	193	54
Consumer finance	162	143	94	177	160	97
Consumer	497	453	172	597	551	172
Real estate	68	62	10	65	59	10
Commercial and industrial loans	1,150	1,120	488	1,283	1,250	472
Financial institutions	74	71	42	126	122	46
Governments and public institutions	6	5	0	14	14	0
Corporate & institutional	1,298	1,258	540	1,488	1,445	528
Gross impaired loans with a specific allowance	1,795	1,711	712	2,085	1,996	700
Mortgages	105	105	–	43	43	–
Loans collateralized by securities	3	3	–	14	14	–
Consumer finance	2	2	–	8	8	–
Consumer	110	110	–	65	65	–
Real estate	43	43	–	21	21	–
Commercial and industrial loans	292	292	–	296	296	–
Financial institutions	0	0	–	5	5	–
Corporate & institutional	335	335	–	322	322	–
Gross impaired loans without specific allowance	445	445	–	387	387	–
Gross impaired loans	2,240	2,156	712	2,472	2,383	700
of which consumer	607	563	172	662	616	172
of which corporate & institutional	1,633	1,593	540	1,810	1,767	528
Gross impaired loan detail (continued)
in	2Q17			1Q17			2Q16
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	233	1	1	201	0	0	185	1	1
Loans collateralized by securities	112	0	0	134	0	0	121	0	0
Consumer finance	169	1	1	172	0	0	203	0	0
Consumer	514	2	2	507	0	0	509	1	1
Real estate	71	0	0	72	0	0	66	0	0
Commercial and industrial loans	1,110	3	1	1,238	5	2	1,034	2	0
Financial institutions	76	0	0	108	0	0	164	1	0
Governments and public institutions	6	0	0	10	0	0	5	0	0
Corporate & institutional	1,263	3	1	1,428	5	2	1,269	3	0
Gross impaired loans with a specific allowance	1,777	5	3	1,935	5	2	1,778	4	1
Mortgages	87	1	0	76	1	0	102	1	0
Loans collateralized by securities	9	0	0	14	0	0	18	0	0
Consumer finance	1	0	0	7	0	0	23	0	0
Consumer	97	1	0	97	1	0	143	1	0
Real estate	37	0	0	24	0	0	47	0	0
Commercial and industrial loans	289	3	1	268	2	0	307	1	0
Financial institutions	0	0	0	1	0	0	0	0	0
Governments and public institutions	0	0	0	0	0	0	8	0	0
Corporate & institutional	326	3	1	293	2	0	362	1	0
Gross impaired loans without specific allowance	423	4	1	390	3	0	505	2	0
Gross impaired loans	2,200	9	4	2,325	8	2	2,283	6	1
of which consumer	611	3	2	604	1	0	652	2	1
of which corporate & institutional	1,589	6	2	1,721	7	2	1,631	4	0
Gross impaired loan detail (continued)
in	6M17			6M16
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	217	1	1	191	1	1
Loans collateralized by securities	121	0	0	118	0	0
Consumer finance	170	1	1	210	0	0
Consumer	508	2	2	519	1	1
Real estate	71	0	0	71	0	0
Commercial and industrial loans	1,167	8	3	976	5	1
Financial institutions	92	0	0	167	1	0
Governments and public institutions	8	0	0	2	0	0
Corporate & institutional	1,338	8	3	1,216	6	1
Gross impaired loans with a specific allowance	1,846	10	5	1,735	7	2
Mortgages	81	2	0	88	2	0
Loans collateralized by securities	11	0	0	22	0	0
Consumer finance	4	0	0	15	0	0
Consumer	96	2	0	125	2	0
Real estate	31	0	0	37	0	0
Commercial and industrial loans	278	5	1	267	3	0
Financial institutions	0	0	0	2	0	0
Governments and public institutions	0	0	0	4	0	0
Corporate & institutional	309	5	1	310	3	0
Gross impaired loans without specific allowance	405	7	1	435	5	0
Gross impaired loans	2,251	17	6	2,170	12	2
of which consumer	604	4	2	644	3	1
of which corporate & institutional	1,647	13	4	1,526	9	1

Restructured loans held at amortized cost
Restructured loans held at amortized cost
in	2Q17			1Q17			2Q16
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million, except where indicated)
Commercial and industrial loans	5	14	14	4	35	35	3	44	44
Total	5	14	14	4	35	35	3	44	44
in	6M17			6M16
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million, except where indicated)
Commercial and industrial loans	9	49	49	8	59	59
Total	9	49	49	8	59	59

Bank
Loans
Loans
end of	6M17	2016
Loans (CHF million)
Mortgages	105,433	104,335
Loans collateralized by securities	40,277	37,268
Consumer finance	4,025	3,490
Consumer	149,735	145,093
Real estate	26,144	26,016
Commercial and industrial loans	80,651	83,760
Financial institutions	17,830	20,884
Governments and public institutions	4,036	4,273
Corporate & institutional	128,661	134,933
Gross loans	278,396	280,026
of which held at amortized cost	261,769	260,498
of which held at fair value	16,627	19,528
Net (unearned income)/deferred expenses	(113)	(129)
Allowance for loan losses	(916)	(937)
Net loans	277,367	278,960
Gross loans by location (CHF million)
Switzerland	161,724	161,756
Foreign	116,672	118,270
Gross loans	278,396	280,026
Impaired loan portfolio (CHF million)
Non-performing loans	1,029	1,236
Non-interest-earning loans	216	253
Total non-performing and non-interest-earning loans	1,245	1,489
Restructured loans	344	358
Potential problem loans	639	613
Total other impaired loans	983	971
Gross impaired loans	2,228	2,460

Allowance for loan losses
Allowance for loan losses by loan portfolio
	6M17			6M16
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	216	721	937	216	649	865
Net movements recognized in statements of operations	31	105	136	7	106	113
Gross write-offs	(31)	(121)	(152)	(42)	(105)	(147)
Recoveries	8	13	21	5	29	34
Net write-offs	(23)	(108)	(131)	(37)	(76)	(113)
Provisions for interest	(5)	4	(1)	5	1	6
Foreign currency translation impact and other adjustments, net	(4)	(21)	(25)	(4)	(5)	(9)
Balance at end of period	215	701	916	187	675	862
of which individually evaluated for impairment	172	539	711	141	481	622
of which collectively evaluated for impairment	43	162	205	46	194	240
Gross loans held at amortized cost (CHF million)
Balance at end of period	149,718	112,051	261,769	144,514	112,339	256,853
of which individually evaluated for impairment [1]	607	1,621	2,228	650	1,642	2,292
of which collectively evaluated for impairment	149,111	110,430	259,541	143,864	110,697	254,561
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	6M17			6M16
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	1,658	1,658	0	1,415	1,415
Reclassifications from loans held-for-sale [2]	0	0	0	0	125	125
Reclassifications to loans held-for-sale [3]	0	3,809	3,809	1,632	664	2,296
Sales [3]	0	3,696	3,696	0	30	30
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
6M17 (CHF million)
Mortgages	93,665	11,518	250	105,433
Loans collateralized by securities	36,864	3,298	115	40,277
Consumer finance	1,672	2,175	161	4,008
Consumer	132,201	16,991	526	149,718
Real estate	19,607	5,836	106	25,549
Commercial and industrial loans	39,044	32,626	1,359	73,029
Financial institutions	10,221	1,901	74	12,196
Governments and public institutions	1,214	57	6	1,277
Corporate & institutional	70,086	40,420	1,545	112,051
Gross loans held at amortized cost	202,287	57,411	2,071	261,769
Value of collateral [1]	185,334	47,260	1,470	234,064
2016 (CHF million)
Mortgages	92,533	11,613	189	104,335
Loans collateralized by securities	34,136	2,916	216	37,268
Consumer finance	1,164	2,119	184	3,467
Consumer	127,833	16,648	589	145,070
Real estate	19,594	5,878	84	25,556
Commercial and industrial loans	36,501	35,945	1,447	73,893
Financial institutions	12,658	1,887	107	14,652
Governments and public institutions	1,253	60	14	1,327
Corporate & institutional	70,006	43,770	1,652	115,428
Gross loans held at amortized cost	197,839	60,418	2,241	260,498
Value of collateral [1]	180,323	51,344	1,468	233,135
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Bank's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
6M17 (CHF million)
Mortgages	103,714	1,488	15	41	175	1,719	105,433
Loans collateralized by securities	40,129	33	2	1	112	148	40,277
Consumer finance	3,348	445	41	40	134	660	4,008
Consumer	147,191	1,966	58	82	421	2,527	149,718
Real estate	24,941	536	3	12	57	608	25,549
Commercial and industrial loans	71,643	717	41	124	504	1,386	73,029
Financial institutions	12,007	115	2	2	70	189	12,196
Governments and public institutions	1,261	10	0	0	6	16	1,277
Corporate & institutional	109,852	1,378	46	138	637	2,199	112,051
Gross loans held at amortized cost	257,043	3,344	104	220	1,058	4,726	261,769
2016 (CHF million)
Mortgages	102,047	2,053	29	33	173	2,288	104,335
Loans collateralized by securities	36,953	93	1	1	220	315	37,268
Consumer finance	2,963	276	36	40	152	504	3,467
Consumer	141,963	2,422	66	74	545	3,107	145,070
Real estate	24,843	631	17	2	63	713	25,556
Commercial and industrial loans	72,034	854	127	131	747	1,859	73,893
Financial institutions	14,499	49	0	0	104	153	14,652
Governments and public institutions	1,268	44	1	0	14	59	1,327
Corporate & institutional	112,644	1,578	145	133	928	2,784	115,428
Gross loans held at amortized cost	254,607	4,000	211	207	1,473	5,891	260,498

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
6M17 (CHF million)
Mortgages	239	9	248	13	62	75	323	[1]
Loans collateralized by securities	102	16	118	0	2	2	120
Consumer finance	155	8	163	0	1	1	164
Consumer	496	33	529	13	65	78	607
Real estate	59	5	64	0	47	47	111
Commercial and industrial loans	440	135	575	331	524	855	1,430
Financial institutions	28	43	71	0	3	3	74
Governments and public institutions	6	0	6	0	0	0	6
Corporate & institutional	533	183	716	331	574	905	1,621
Gross impaired loans	1,029	216	1,245	344	639	983	2,228
2016 (CHF million)
Mortgages	190	11	201	13	40	53	254	[1]
Loans collateralized by securities	193	17	210	0	13	13	223
Consumer finance	180	4	184	0	1	1	185
Consumer	563	32	595	13	54	67	662
Real estate	62	5	67	0	19	19	86
Commercial and industrial loans	539	170	709	345	513	858	1,567
Financial institutions	58	46	104	0	27	27	131
Governments and public institutions	14	0	14	0	0	0	14
Corporate & institutional	673	221	894	345	559	904	1,798
Gross impaired loans	1,236	253	1,489	358	613	971	2,460
1
As of June 30, 2017 and 2016, CHF 75 million and CHF 62 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
Gross impaired loan detail
end of	6M17			2016
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	218	204	33	211	198	21
Loans collateralized by securities	117	106	45	209	193	54
Consumer finance	162	143	94	177	160	97
Consumer	497	453	172	597	551	172
Real estate	68	62	10	65	59	10
Commercial and industrial loans	1,138	1,109	487	1,271	1,239	471
Financial institutions	74	71	42	126	122	46
Governments and public institutions	6	5	0	14	14	0
Corporate & institutional	1,286	1,247	539	1,476	1,434	527
Gross impaired loans with a specific allowance	1,783	1,700	711	2,073	1,985	699
Mortgages	105	105	–	43	43	–
Loans collateralized by securities	3	3	–	14	14	–
Consumer finance	2	2	–	8	8	–
Consumer	110	110	–	65	65	–
Real estate	43	43	–	21	21	–
Commercial and industrial loans	292	292	–	296	296	–
Financial institutions	0	0	–	5	5	–
Corporate & institutional	335	335	–	322	322	–
Gross impaired loans without specific allowance	445	445	–	387	387	–
Gross impaired loans	2,228	2,145	711	2,460	2,372	699
of which consumer	607	563	172	662	616	172
of which corporate & institutional	1,621	1,582	539	1,798	1,756	527
Gross impaired loan detail (continued)
in	6M17			6M16
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	217	1	1	191	1	1
Loans collateralized by securities	121	0	0	118	0	0
Consumer finance	170	1	1	210	0	0
Consumer	508	2	2	519	1	1
Real estate	71	0	0	71	0	0
Commercial and industrial loans	1,155	8	3	968	5	1
Financial institutions	92	0	0	167	1	0
Governments and public institutions	8	0	0	2	0	0
Corporate & institutional	1,326	8	3	1,208	6	1
Gross impaired loans with a specific allowance	1,834	10	5	1,727	7	2
Mortgages	81	2	0	88	2	0
Loans collateralized by securities	11	0	0	22	0	0
Consumer finance	4	0	0	15	0	0
Consumer	96	2	0	125	2	0
Real estate	31	0	0	37	0	0
Commercial and industrial loans	278	5	1	267	3	0
Financial institutions	0	0	0	2	0	0
Governments and public institutions	0	0	0	4	0	0
Corporate & institutional	309	5	1	310	3	0
Gross impaired loans without specific allowance	405	7	1	435	5	0
Gross impaired loans	2,239	17	6	2,162	12	2
of which consumer	604	4	2	644	3	1
of which corporate & institutional	1,635	13	4	1,518	9	1

Restructured loans held at amortized cost
Restructured loans held at amortized cost
in	6M17			6M16
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million, except where indicated)
Commercial and industrial loans	9	49	49	8	59	59
Total	9	49	49	8	59	59